TAXES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax (expenses) benefits	$ (130,307)	$ 78,743
Total	$ 130,307	$ 78,743